Cost of Revenues	12 Months Ended
Dec. 31, 2020
Cost of Revenues [Abstract]
Cost of Revenues
16.	Cost of revenues

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Revenue sharing fees and content costs	3,060,836	5,552,712	7,086,832
Bandwidth costs	652,758	800,827	879,172
Salaries and welfare	101,939	255,258	306,805
Payment handling costs	22,780	120,429	154,538
Share-based compensation	10,472	31,593	64,942
Others	84,862	131,760	154,019

Total	3,933,647	6,892,579	8,646,308